Putnam
International
Fund

ANNUAL REPORT

August 31, 1996

[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

Dear Shareholder:

It is with pleasure that your Trustees bring you this annual report of Putnam International Fund for the abbreviated fiscal period from December 28, 1995, through August 31, 1996. As you know, the fund is still in its incubated period, which means it is open only to certain employees of Putnam Investments and Trustees of the Putnam funds.

Performance over such a brief period is not generally indicative of a fund's long-term potential. Therefore, we believe it is more appropriate to focus here on your fund's objectives and strategies than on the performance numbers you will find on pages 4 and 5.

The fund seeks to outperform the benchmark Europe, Australia, and Far East (EAFE) component of the Morgan Stanley Capital International World Index within tightly controlled risk specifications.

The underlying strategy Fund Manager Justin M. Scott employs in the quest of these objectives is to make carefully considered stock and country-weighting decisions, using an optimization program designed to minimize risk.

The fund enters its first full fiscal year with a portfolio that is well positioned to meet the objectives set for it.

Respectfully yours,

/S/George Putnam

George Putnam
Chairman of the Trustees
October 16, 1996

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 8/31/96, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

[GRAPHIC HORIZONTAL BAR CHART OMITTED: TOP COUNTRY ALLOCATIONS
(8/31/96)*

Japan                    38.6%

United Kingdom           11.2%

Netherlands               8.4%

Switzerland               7.2%

France                    6.1%

Footnote reads:
*Based on net assets. Country weightings will vary over time.



Performance summary

Performance should always be considered in light of a fund's investment strategy. Putnam International Fund is designed for investors seeking capital appreciation primarily through common stocks of companies located outside the United States.

This section provides, at a glance, information about your fund's performance. Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

TOTAL RETURN FOR PERIOD ENDED 8/31/96

                                    Consumer      MSCI
                                       Price      EAFE
                    NAV         POP    Index     Index
-----------------------------------------------------------------------
Life of fund
since 12/28/95     0.94%     -4.88%     2.48%     1.68%
-----------------------------------------------------------------------

TOTAL RETURN FOR PERIOD ENDED 9/30/96
(most recent calendar quarter)

                                         NAV        POP
-----------------------------------------------------------------------
Life of fund
since 12/28/95                          3.53%     -2.44%
-----------------------------------------------------------------------

Footnote reads:
Performance data represent past results and do not reflect future performance. They do not take into account any adjustment for taxes payable on reinvested distributions. Performance data reflect an expense limitation currently in effect. Without the expense limitation, total returns would have been lower. The short-term results of a relatively new fund, such as this fund, are not necessarily indicative of its long-term prospects. Investment returns and net asset value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. POP assumes 5.75% maximum sales charge.

PRICE AND DISTRIBUTION INFORMATION
12/28/95 through 8/31/96
-----------------------------------------------------------------------
Distributions (number)*                  0
-----------------------------------------------------------------------
Share value:                    NAV     POP
-----------------------------------------------------------------------
12/28/95 (inception)          $8.50   $9.02
-----------------------------------------------------------------------
8/31/96                        8.58    9.10
-----------------------------------------------------------------------
* The fund made no distributions during the reporting period. It will make its initial distribution before the end of calendar 1996.

[GRAPHIC WORM CHART OMITTED: GROWTH OF A $10,000 INVESTMENT]
Cumulative total return of a $10,000 investment since 12/28/95

Starting value                 (Insert ending Total)
$ 9,425             Fund's shares at POP      $9,512
$10,000             Consumer Price Index     $10,248
$10,000                  MSCI EAFE Index     $10,168

(plot points for 8-month total return mountain chart)

Date/year     Fund at POP     Consumer Price Index     MSCI EAFE Index
---------     -----------     --------------------     ---------------
12/28/95            9,425                   10,000              10,000
1/31/96             9,421                   10,059              10,041
2/29/96             9,477                   10,091              10,075
3/31/96             9,677                   10,143              10,289
4/30/96             9,911                   10,182              10,588
5/31/96             9,878                   10,202              10,393
6/30/96             9,944                   10,208              10,452
7/31/96             9,688                   10,228              10,146
8/31/96             9,512                   10,248              10,168

Footnote reads:
Past performance is no assurance of future results.



TERMS AND DEFINITIONS

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge.

COMPARATIVE BENCHMARKS

Europe, Australia and the Far East (EAFE) component of the Morgan
Stanley Capital International World Index is an unmanaged list of international equity securities, excluding U.S., with all values expressed in U.S. dollars. The index assumes reinvestment of all distributions and interest payments and does not take in account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI ) is a commonly used measure of inflation; it does not represent an investment return.



Report of independent accountants
August 31, 1996


To the Trustees and Shareholders of
Putnam International Fund

We have audited the accompanying statement of assets and liabilities of Putnam International Fund, including the portfolio of investments owned, as of August 31, 1996, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period December 28, 1995 (commencement of operations) to August 31, 1996. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam International Fund as of August 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the period December 28, 1995 (commencement of operations) to August 31, 1996 in conformity with generally accepted accounting principles.

                                                Coopers & Lybrand L.L.P.

Boston, Massachusetts
October 15, 1996




Portfolio of investments owned
August 31, 1996

COMMON STOCKS  (95.1%) *
NUMBER OF SHARES                                                                                              VALUE

Australia  (1.9%)
-------------------------------------------------------------------------------------------------------------------
           25,000  Goodman Fielder Ltd. ADR                                                                $ 25,873
            7,000  Westpac Banking Corp.                                                                     34,341
                                                                                                         ----------
                                                                                                             60,214

Austria  (1.2%)
-------------------------------------------------------------------------------------------------------------------
              300  VA Technolgies AG                                                                         38,316

Denmark  (1.6%)
-------------------------------------------------------------------------------------------------------------------
              900  Danisco A/S                                                                               50,710

France  (6.1%)
-------------------------------------------------------------------------------------------------------------------
              200  Chargeurs S.A.                                                                             7,199
              700  Credit Locale de France S.A.                                                              57,572
              400  Lafarge Coppee                                                                            22,090
              300  Peugeot Citroen S.A.                                                                      34,318
              750  Societe Nationale Elf Aquitaine                                                           54,554
              400  Total Corp. ADR                                                                           14,850
                                                                                                         ----------
                                                                                                            190,583

Germany (5.0%)
-------------------------------------------------------------------------------------------------------------------
              500  Bayer AG ADR                                                                              17,848
              100  Bayerische Motoren Werke (BMW) AG                                                         57,895
              100  Preussag AG                                                                               23,617
            1,100  Veba (Vereinigte Elektrizitaets Bergwerks) AG                                             57,635
                                                                                                         ----------
                                                                                                            156,995

Hong Kong  (2.5%)
-------------------------------------------------------------------------------------------------------------------
            3,000  Amoy Properties Ltd.                                                                       3,492
            1,000  Guoco Group Ltd.                                                                           4,747
            3,000  Hutchison Whampoa, Ltd.                                                                   18,158
            4,000  Sun Hung Kai Properties Ltd.                                                              39,058
            1,500  Swire Pacific Ltd. Class A                                                                13,337
                                                                                                         ----------
                                                                                                             78,792

Ireland  (3.7%)
-------------------------------------------------------------------------------------------------------------------
           11,000  Allied Irish Banks PLC                                                                    61,740
            2,046  Bank of Ireland                                                                           14,894
            4,048  CRH PLC                                                                                   39,941
                                                                                                         ----------
                                                                                                            116,575

Japan  (38.6%)
-------------------------------------------------------------------------------------------------------------------
            3,000  Bridgestone Corp.                                                                         49,040
            4,000  Cosmo Oil Co. Ltd.                                                                        23,143
            2,000  Dai Nippon Printing Co., Ltd.                                                             35,081
            2,000  Daikin Industries Ltd.                                                                    19,653
            4,000  Daiwa Securities Co.                                                                      45,183
               10  East Japan Railway Co.                                                                    46,653
            3,000  Hokuriku Electric Power Co.                                                               64,744
            1,000  Ito-Yokado Co., Ltd.                                                                      52,622
            2,000  KAO Corp.                                                                                 23,694
            2,000  Komori Corp.                                                                              44,265
            1,100  Kurita Water Industries Ltd.                                                              22,931
            3,000  Marui Co., Ltd.                                                                           58,683
            4,150  Mitsubishi Bank Ltd.                                                                      84,227
            3,000  Mitsubishi Motors Corp.                                                                   24,410
            2,000  Mitsui Petrochemical Industries                                                           13,445
            7,000  Mitsui & Co. Ltd.                                                                         58,949
            7,000  Nippon Shinpan Co.                                                                        44,614
                5  Nippon Telegraph and Telephone Corp.                                                      35,403
            1,000  Nippondenso Co., Ltd.                                                                     20,571
            3,000  Obayashi Corp.                                                                            24,851
            2,000  Omron Corp.                                                                               36,551
            1,000  Onward Kashiyama Co. Ltd.                                                                 13,775
            1,100  Santen Pharmaceutical                                                                     23,841
            5,000  Sharp Corp.                                                                               78,979
            7,000  Toda Construction Co.                                                                     61,071
            7,000  Tokio Marine & Fire Insurance Co. Ltd. (The)                                              79,713
            9,000  Toray Industries Inc.                                                                     55,956
            2,000  Yamaguchi Bank Ltd.                                                                       30,306
            1,000  Yamanouchi Pharmaceutical Co. Ltd.                                                        20,571
            2,000  Yamato Transport Co. Ltd.                                                                 21,673
                                                                                                         ----------
                                                                                                          1,214,598

Malaysia (0.5%)
-------------------------------------------------------------------------------------------------------------------
            1,000  Sungei Way Holdings Berhad                                                                 5,054
            1,000  Malayan Banking Berhad                                                                     9,507
                                                                                                         ----------
                                                                                                             14,561

Netherlands  (8.4%)
-------------------------------------------------------------------------------------------------------------------
            1,200  ABN AMRO Holding N.V.                                                                     65,527
              300  Akzo-Nobel N.V.                                                                           34,840
            1,750  Internationale Nederlanden Groep                                                          54,470
            1,500  K.L.M.-Royal Dutch Airlines                                                               41,270
              500  Philips Electronics N.V.                                                                  16,887
              600  Royal PTT                                                                                 21,023
              200  Unilever N.V.                                                                             28,718
                                                                                                         ----------
                                                                                                            262,735

Norway (0.6%)
-------------------------------------------------------------------------------------------------------------------
            1,500  Christiana Bank & Trust                                                                    3,763
            1,000  Saga Petroleum ASA Class B                                                                13,791
                                                                                                         ----------
                                                                                                             17,554

Singapore  (0.6%)
-------------------------------------------------------------------------------------------------------------------
            1,000  Development Bank of Singapore Ltd.                                                        11,735
            1,000  Overseas Union Bank Ltd.                                                                   6,970
                                                                                                         ----------
                                                                                                             18,705

Spain  (1.4%)
-------------------------------------------------------------------------------------------------------------------
              700  Repsol S.A.                                                                               22,720
              500  Tabacalera S.A.                                                                           20,361
                                                                                                         ----------
                                                                                                             43,081

Sweden  (4.6%)
-------------------------------------------------------------------------------------------------------------------
            1,500  Astra AB                                                                                  63,380
               50  Electrolux AB                                                                              2,905
            2,000  Sandvik AB Class A                                                                        45,573
            1,600  Svenska Cellulosa AB Class B                                                              33,923
                                                                                                         ----------
                                                                                                            145,781

Switzerland  (7.2%)
-------------------------------------------------------------------------------------------------------------------
               50  ABB AG                                                                                    61,543
               10  Baer Holdings AG                                                                          11,085
               50  Ciba-Geigy AG                                                                             63,041
               60  Nestle S.A.                                                                               70,156
               20  Swiss Reinsurance Co.                                                                     21,588
                                                                                                         ----------
                                                                                                            227,413

United Kingdom  (11.2%)
-------------------------------------------------------------------------------------------------------------------
            7,500  B A T Industries PLC                                                                      50,385
            3,500  Burmah Oil PLC                                                                            57,266
            8,900  General Electric Co. PLC                                                                  53,540
            5,700  Guinness PLC                                                                              42,562
            2,500  HSBC Holdings PLC                                                                         43,831
            2,500  Safeway PLC                                                                               13,303
            6,612  Scottish Power PLC                                                                        31,625
            2,000  Tate & Lyle PLC                                                                           14,388
           12,000  Vodafone Group PLC                                                                        45,224
                                                                                                         ----------
                                                                                                            352,124
                                                                                                         ----------
                   Total Common Stocks (cost $3,036,967)                                                  2,988,737

SHORT-TERM INVESTMENTS (4.9%)* (cost $155,045)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
        $ 155,000  Interest in  $883,204,000 joint repurchase agreement  dated August 30,1996 with Goldman, Sachs and Co. due September 3, 1996 with respect to U.S.
                   Treasury  obligations-- maturity value of $155,090 for an effective yield of 5.26%     $155,045
-------------------------------------------------------------------------------------------------------------------
                   Total Investments (cost $3,192,012)***                                                $3,143,782
-------------------------------------------------------------------------------------------------------------------

*   Percentages indicated are based on net assets of $3,144,076.

*** The aggregate identified cost on a tax basis is $3,194,146, resulting in gross unrealized appreciation and depreciation of $116,227 and $166,591, respectively, or net unrealized depreciation of $50,364.

ADR after the name of a foreign holding stands for American Depository Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank.

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
August 31, 1996

Assets
-----------------------------------------------------------------------------------------------------------
Investments in securities, at value  (identified cost $3,192,012)  (Note 1)                      $3,143,782
-----------------------------------------------------------------------------------------------------------
Cash                                                                                                    179
-----------------------------------------------------------------------------------------------------------
Dividends and other receivables                                                                       9,161
-----------------------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                                                     13,150
-----------------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                            3,639
-----------------------------------------------------------------------------------------------------------
Total assets                                                                                      3,169,911

Liabilities
-----------------------------------------------------------------------------------------------------------
Payable for organizational expenses  (Note 1)                                                         3,662
-----------------------------------------------------------------------------------------------------------
Other accrued expenses                                                                               22,173
-----------------------------------------------------------------------------------------------------------
Total liabilities                                                                                    25,835
-----------------------------------------------------------------------------------------------------------
Net assets                                                                                       $3,144,076

Represented by
-----------------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                                               $3,115,807
-----------------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                                         30,424
-----------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions (Note 1)              45,974
-----------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and liabilities in foreign currencies         (48,129)
-----------------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding                        $3,144,076

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------------------
Net asset value and redemption price per share  ($3,144,076 divided by 366,451 shares)                $8.58
-----------------------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of $8.58)*                                                        $9.10
-----------------------------------------------------------------------------------------------------------
* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of these financial statements.




Statement of operations
For the period December 28,1995(commencement of operations) to August 31, 1996

Investment Income:
--------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $6,755)                                             $53,489
--------------------------------------------------------------------------------------------
Interest                                                                               6,916
--------------------------------------------------------------------------------------------
Total investment income                                                               60,405

Expenses:
--------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      17,083
--------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                         3,677
--------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        389
--------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          17
--------------------------------------------------------------------------------------------
Reports to shareholders                                                                3,593
--------------------------------------------------------------------------------------------
Auditing                                                                              16,306
--------------------------------------------------------------------------------------------
Legal                                                                                  5,667
--------------------------------------------------------------------------------------------
Postage                                                                                  357
--------------------------------------------------------------------------------------------
Registration fees                                                                      1,093
--------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                            23
--------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                       (17,218)
--------------------------------------------------------------------------------------------
Total expenses                                                                        30,987
--------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                            (1,071)
--------------------------------------------------------------------------------------------
Net expenses                                                                          29,916
--------------------------------------------------------------------------------------------
Net investment income                                                                 30,489
--------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                      45,974
--------------------------------------------------------------------------------------------
Net realized loss on foreign currency translation (Note 1)                              (166)
--------------------------------------------------------------------------------------------
Net unrealized appreciation on foreign currency translation during the period            100
--------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                         (48,229)
--------------------------------------------------------------------------------------------
Net loss on investments                                                               (2,321)
--------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 $28,168
--------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                          For the period
                                                                                        December 28, 1995
                                                                                        (commencement of
                                                                                          operations) to
                                                                                         August 31, 1996
--------------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------------
Net investment income                                                                            $30,489
--------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                                45,808
--------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and liabilities in foreign currencies      (48,129)
--------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                              28,168
--------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                                115,908
--------------------------------------------------------------------------------------------------------
Total increase in net assets                                                                     144,076
--------------------------------------------------------------------------------------------------------
Net Assets
--------------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                                                   3,000,000
--------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income of $30,424)                      $3,144,076
--------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

                                                                   For the Period
                                                                December 28, 1995
                                                                    (commencement
                                                                    of operations)
                                                                     to August 31
                                                                             1996
                                                                 ----------------
Net asset value, beginning of period                                        $8.50
---------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------
Net investment income                                                         .08(c)
---------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                --
---------------------------------------------------------------------------------
Total from investment operations                                              .08
---------------------------------------------------------------------------------
Net asset value, end of period                                              $8.58
---------------------------------------------------------------------------------
Total investment return at net asset value (%) (a)                           0.94(d)
---------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                   $3,144
---------------------------------------------------------------------------------
Ratio of expenses to average net assets (%) (b)                               .98(c)(d)
---------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                      .96(c)(d)
---------------------------------------------------------------------------------
Portfolio turnover (%)                                                      48.18(d)
---------------------------------------------------------------------------------
Average commission rate paid                                               $.0538
---------------------------------------------------------------------------------

(a) Total investment return does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(c) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund reflect a reduction of $0.05 per share.

(d) Not annualized.




Notes to financial statements
August 31, 1996

Note 1
Significant accounting policies

This fund is one of a series of Putnam Investment Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-ended management investment company. The objective of the fund is to seek long-term capital appreciation by investing primarily in equity securities of issues which have a principle place of business located outside of the United States or whose securities are principally traded on foreign markets.

The following is a summary of significant accounting policies followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value following procedures approved by the Trustees. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the current exchange rate.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S.dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized gains and losses on foreign currency transactions arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held and for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

These differences include treatment of organization expenses, unrealized gain on passive foreign investment companies and realized gains and losses on foreign currency translation. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the period ended August 31, 1996, the fund reclassified $65 to decrease undistributed net investment income and $101 to decrease paid-in-capital with an increase to accumulated net realized gains of $166. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

H) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

I) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $3,662 . These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, and 0.53% of any excess thereafter subject, under current law, to reduction in any year by the amount of certain brokerage commissions and fees (less expenses) received by affiliates of Putnam Management on the fund's portfolio transactions.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 1996, to the extent that expenses of a fund (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expense credits from Putnam Fiduciary Trust Company ("PFTC"), a wholly-owned subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.45% of the fund's average net assets.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimburse-ments is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the period December 28, 1995 (commencement of operations) to August 31, 1996, fund expenses were reduced by $1,071 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $100 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Plan.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Trustees have approved payment by the fund at an annual rate of 0.35% of the average net assets. The fund is not currently making any payments pursuant to the Plan.

During the period December 28, 1995 (commencement of operations) to August 31, 1996, Putnam Mutual Funds Corp., acting as underwriter, received no monies from the sale of shares of the fund.

Note 3
Purchases and sales of securities

During the period December 28, 1995 (commencement of operations) to August 31, 1996, purchases and sales of investment securities other than short-term investments aggregated $4,485,283 and $ 1,494,291, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At August 31, 1996, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                           For the period
                          December 28, 1995
                         (commencement of
                          operations) to
                          August 31, 1996
----------------------------------------------------
                       Shares        Amount
----------------------------------------------------
Shares sold            14,177      $121,749
----------------------------------------------------
Shares
repurchased              (667)       (5,841)
----------------------------------------------------
Net increase           13,510      $115,908
----------------------------------------------------

Note 5
Initial capitalization and offering of shares

The fund was established as a Massachusetts business trust on October 31, 1994. During the period October 31, 1994 to December 28, 1995 the fund had no operations other than those related to organizational matters, including the initial capital contribution of $3,000,000, less $3,662 of initial offering expenses, and the issuance of 352,941 shares to Putnam Mutual Funds Corp., a wholly- owned subsidiary of Putnam Investments, Inc. on December 28, 1995.

At August 31, 1996, Putnam Management owned 352,941 shares of the fund (96.31% of shares outstanding), valued at $3,028,234.



Federal tax information
(Unaudited)

For the period, dividends from foreign countries were $60,244 or $.164 per share. Taxes paid to foreign countries were $6,755 or $.018 per share.

The Form 1099 you receive in January 1997 will show the tax status of all distributions paid to your account in calendar 1996.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

Coopers & Lybrand L.L.P.


TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
Eli Shapiro
A.J.C. Smith
W. Nicholas Thorndike


OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Tim Ferguson
Vice President

Brett C. Browchuk
Vice President

Anthony W. Regan
Vice President

Justin M. Scott
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam International Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.

27666-2AX   10/96